Supplemental Guarantor Financial Information (Condensed Consolidated Balance Sheet) (AGAT/AICL Notes) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,490,369,000		$ 295,514,000	[1]	$ 520,401,000	[1]	$ 411,081,000	[1]
Restricted cash	717,388,000		272,787,000
Flight equipment held for operating leases, net	31,984,668,000		8,085,947,000		7,261,899,000
Maintenance rights intangible and lease premium, net	3,906,026,000		9,354,000
Flight equipment held for sale	14,082,000
Net investment in finance and sales-type leases	347,091,000		31,995,000
Prepayments on flight equipment	3,486,514,000		223,815,000		53,594,000
Investments including investments in subsidiaries	115,554,000		112,380,000
Intercompany receivables and other liabilities	1,047,092,000		404,863,000
Total Assets	43,867,380,000		9,451,141,000
Liabilities and Equity
Debt	30,402,392,000		6,236,892,000
Total Liabilities	35,924,832,000		7,021,909,000
Total AerCap Holdings N.V. Shareholders' equity	7,863,777,000		2,425,372,000
Non-controlling interest	78,771,000		3,860,000
Total Equity	7,942,548,000		2,429,232,000		2,122,906,000		2,283,317,000
Total Liabilities and Equity	43,867,380,000		9,451,141,000
AGAT/AICL Notes [Member]
Assets
Cash and cash equivalents	1,490,000,000		296,000,000		520,000,000		412,000,000
Restricted cash	717,000,000		273,000,000
Flight equipment held for operating leases, net	31,985,000,000		8,086,000,000
Maintenance rights intangible and lease premium, net	3,906,000,000
Flight equipment held for sale	14,000,000
Net investment in finance and sales-type leases	347,000,000		32,000,000
Prepayments on flight equipment	3,487,000,000		224,000,000
Investments including investments in subsidiaries	116,000,000		112,000,000
Intercompany receivables and other liabilities	1,805,000,000		428,000,000
Total Assets	43,867,000,000		9,451,000,000
Liabilities and Equity
Debt	30,402,000,000		6,237,000,000
Intercompany payables and other liabilities	5,522,000,000		785,000,000
Total Liabilities	35,924,000,000		7,022,000,000
Total AerCap Holdings N.V. Shareholders' equity	7,864,000,000		2,425,000,000
Non-controlling interest	79,000,000		4,000,000
Total Equity	7,943,000,000		2,429,000,000
Total Liabilities and Equity	43,867,000,000		9,451,000,000
AGAT/AICL Notes [Member] | Eliminations [Member]
Assets
Net investment in finance and sales-type leases	87,000,000
Investments including investments in subsidiaries	(16,817,000,000)		(3,887,000,000)
Intercompany receivables and other liabilities	(28,163,000,000)		(4,475,000,000)
Total Assets	(44,893,000,000)		(8,362,000,000)
Liabilities and Equity
Intercompany payables and other liabilities	(28,076,000,000)		(4,772,000,000)
Total Liabilities	(28,076,000,000)		(4,772,000,000)
Total AerCap Holdings N.V. Shareholders' equity	(16,817,000,000)		(3,590,000,000)
Total Equity	(16,817,000,000)		(3,590,000,000)
Total Liabilities and Equity	(44,893,000,000)		(8,362,000,000)
AGAT/AICL Notes [Member] | AerCap Holdings N.V. [Member]
Assets
Cash and cash equivalents	7,000,000				1,000,000		175,000,000
Investments including investments in subsidiaries	7,902,000,000		2,408,000,000
Intercompany receivables and other liabilities	552,000,000		743,000,000
Total Assets	8,461,000,000		3,151,000,000
Liabilities and Equity
Debt			151,000,000
Intercompany payables and other liabilities	597,000,000		575,000,000
Total Liabilities	597,000,000		726,000,000
Total AerCap Holdings N.V. Shareholders' equity	7,864,000,000		2,425,000,000
Total Equity	7,864,000,000		2,425,000,000
Total Liabilities and Equity	8,461,000,000		3,151,000,000
AGAT/AICL Notes [Member] | AerCap Global Aviation Trust [Member]
Assets
Cash and cash equivalents	225,000,000
Flight equipment held for operating leases, net	14,102,000,000
Maintenance rights intangible and lease premium, net	2,235,000,000
Flight equipment held for sale	5,000,000
Net investment in finance and sales-type leases	29,000,000
Prepayments on flight equipment	3,154,000,000
Investments including investments in subsidiaries	493,000,000
Intercompany receivables and other liabilities	11,415,000,000
Total Assets	31,658,000,000
Liabilities and Equity
Debt	19,457,000,000
Intercompany payables and other liabilities	6,959,000,000
Total Liabilities	26,416,000,000
Total AerCap Holdings N.V. Shareholders' equity	5,242,000,000
Total Equity	5,242,000,000
Total Liabilities and Equity	31,658,000,000
AGAT/AICL Notes [Member] | AerCap Ireland [Member]
Assets
Cash and cash equivalents	14,000,000
Investments including investments in subsidiaries	5,242,000,000
Intercompany receivables and other liabilities	65,000,000
Total Assets	5,321,000,000
Liabilities and Equity
Intercompany payables and other liabilities	4,730,000,000		11,000,000
Total Liabilities	4,730,000,000		11,000,000
Total AerCap Holdings N.V. Shareholders' equity	591,000,000		(11,000,000)
Total Equity	591,000,000		(11,000,000)
Total Liabilities and Equity	5,321,000,000
AGAT/AICL Notes [Member] | Guarantors [Member]
Assets
Cash and cash equivalents	1,006,000,000	[2]	140,000,000	[2]	163,000,000	[2]	158,000,000	[2]
Restricted cash	7,000,000	[2]	5,000,000	[2]
Flight equipment held for operating leases, net	781,000,000	[2]	77,000,000	[2]
Maintenance rights intangible and lease premium, net	18,000,000	[2]
Net investment in finance and sales-type leases	71,000,000	[2]	32,000,000	[2]
Prepayments on flight equipment	15,000,000	[2]	29,000,000	[2]
Investments including investments in subsidiaries	3,170,000,000	[2]	1,479,000,000	[2]
Intercompany receivables and other liabilities	8,541,000,000	[2]	1,526,000,000	[2]
Total Assets	13,609,000,000	[2]	3,288,000,000	[2]
Liabilities and Equity
Debt	453,000,000	[2]	420,000,000	[2]
Intercompany payables and other liabilities	6,217,000,000	[2]	1,755,000,000	[2]
Total Liabilities	6,670,000,000	[2]	2,175,000,000	[2]
Total AerCap Holdings N.V. Shareholders' equity	6,862,000,000	[2]	1,113,000,000	[2]
Non-controlling interest	77,000,000	[2]
Total Equity	6,939,000,000	[2]	1,113,000,000	[2]
Total Liabilities and Equity	13,609,000,000	[2]	3,288,000,000	[2]
AGAT/AICL Notes [Member] | Non-Guarantors [Member]
Assets
Cash and cash equivalents	238,000,000		156,000,000		356,000,000		79,000,000
Restricted cash	710,000,000		268,000,000
Flight equipment held for operating leases, net	17,102,000,000		8,009,000,000
Maintenance rights intangible and lease premium, net	1,653,000,000
Flight equipment held for sale	9,000,000
Net investment in finance and sales-type leases	160,000,000
Prepayments on flight equipment	318,000,000		195,000,000
Investments including investments in subsidiaries	126,000,000		112,000,000
Intercompany receivables and other liabilities	9,395,000,000		2,634,000,000
Total Assets	29,711,000,000		11,374,000,000
Liabilities and Equity
Debt	10,492,000,000		5,666,000,000
Intercompany payables and other liabilities	15,095,000,000		3,216,000,000
Total Liabilities	25,587,000,000		8,882,000,000
Total AerCap Holdings N.V. Shareholders' equity	4,122,000,000		2,488,000,000
Non-controlling interest	2,000,000		4,000,000
Total Equity	4,124,000,000		2,492,000,000
Total Liabilities and Equity	$ 29,711,000,000		$ 11,374,000,000

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.
[2]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.